Borrowings - Short-Term and Long-Term Borrowings (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Long-term borrowings from banks and other financial institutions [Member]
Schedule of Borrowings [Line Items]
Secured borrowings	¥ 139,270	¥ 3,039
Bonds and notes issued [Member]
Schedule of Borrowings [Line Items]
Secured borrowings	423,994	458,342
Short-term borrowings [Member]
Schedule of Borrowings [Line Items]
Secured borrowings	¥ 10,715	¥ 13,779